Foreign Exchange Transactions, net (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Foreign Exchange Transactions, net
Indexed foreign currency		$ 176,231	$ 108,849	$ (177,468)
Translation difference, net		(7,221)	(6,074)	21,410
Gain (loss) from accounting hedges		(64,135)	(90,370)	213,376
Total	$ 170,409	$ 104,875	$ 12,405	$ 57,318